Equity (FY)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Equity

9. EQUITY AND CUMULATIVE PREFERRED STOCK

Cumulative Preferred Stock

On December 30, 2022 (the “Redemption Date”), AES Indiana redeemed all of its issued and outstanding preferred stock for $60.1 million On the Redemption Date, the Preferred Stock of each series was redeemed with all applicable premiums, plus, in each case an amount equal to all accrued dividends payable with respect to such Preferred Stock to the Redemption Date. Dividends on the Preferred Stock ceased to accrue on the Redemption Date. Upon redemption, the Preferred Stock was no longer outstanding, and all rights of the holders thereof as shareholders of AES Indiana ceased to exist, except for the right to payment of the redemption price. AES Indiana recorded a charge of $0.3 million on the redemption for the difference between the carrying value and redemption value of the preferred shares.

Prior to the redemption, AES Indiana had five separate series of cumulative preferred stock. Holders of the preferred stock were entitled to receive dividends at rates per annum ranging from 4.0% to 5.65%. During the years ended December 31, 2023, 2022 and 2021, total preferred stock dividends declared were $0.0 million, $3.2 million, and $3.2 million, respectively. Holders of preferred stock were entitled to two votes per share for AES Indiana matters, and if four full quarterly dividends are in default on all shares of the preferred stock then outstanding, they were entitled to elect the smallest number of AES Indiana directors to constitute a majority of AES Indiana’s Board of Directors. Based on the preferred stockholders’ ability to elect a majority of AES Indiana’s Board of Directors in this circumstance, the redemption of the preferred shares was considered to be not solely within the control of the issuer and the preferred stock was considered temporary equity and presented in the mezzanine level of the audited consolidated balance sheets in accordance with the relevant accounting guidance for non-controlling interests and redeemable securities.

Paid in Capital

On December 12, 2022, AES U.S. Investments received equity capital contributions totaling $208.3 million, of which $177.0 million was contributed by AES U.S. Holdings, LLC and $31.3 million was contributed by CDPQ. IPALCO then received equity capital contributions totaling $253.0 million, of which $208.3 million was contributed by AES U.S. Investments and $44.7 million was contributed by CDPQ.

On December 13, 2021, AES U.S. Investments received equity capital contributions totaling $226.5 million, of which $192.5 million was contributed by AES U.S. Holdings, LLC and $34.0 million was contributed by CDPQ. IPALCO then received equity capital contributions totaling $275.0 million, of which $226.5 million was contributed by AES U.S. Investments and $48.5 million was contributed by CDPQ.

IPALCO then made the same investments in AES Indiana in 2021 and 2022. The proceeds are intended primarily for funding needs related to AES Indiana’s TDSIC and replacement generation projects. The capital contributions were made on a proportional share basis and, therefore, did not change CDPQ’s or AES’ ownership interests in IPALCO or AES U.S. Investments.

Dividend Restrictions

AES Indiana’s mortgage and deed of trust and its amended articles of incorporation contain restrictions on AES Indiana’s ability to issue certain securities or pay cash dividends. So long as any of the several series of bonds of AES Indiana issued under its mortgage remains outstanding, and subject to certain exceptions, AES Indiana is restricted in the declaration and payment of dividends, or other distribution on shares of its capital stock of any class, or in the purchase or redemption of such shares, to the aggregate of its net income, as defined in the mortgage, after December 31, 1939. In addition, pursuant to AES Indiana’s articles, no dividends may be paid or accrued, and no other distribution may be made on AES Indiana’s common stock unless dividends on all outstanding shares of AES Indiana preferred stock have been paid or declared and set apart for payment. As of December 31, 2023, and as of the filing of this report, AES Indiana was in compliance with these restrictions. Additionally, all of AES Indiana’s preferred stock was redeemed on December 30, 2022 (see “Cumulative Preferred Stock” above for further details).

AES Indiana is also restricted in its ability to pay dividends if it is in default under the terms of its Credit Agreement and $300 million Term Loan Agreement, which could happen if AES Indiana fails to comply with certain covenants. These covenants, among other things, require AES Indiana to maintain a ratio of total debt to total capitalization not in excess of 0.67 to 1. As of December 31, 2023, and as of the filing of this report, AES Indiana was in compliance with all covenants and no event of default existed.

IPALCO’s Third Amended and Restated Articles of Incorporation contain provisions which state that IPALCO may not make a distribution to its shareholders or make a loan to any of its affiliates (other than its subsidiaries), unless: (a) there exists no event of default (as defined in the articles) and no such event of default would result from the making of the distribution or loan; and either (b)(i) at the time of, and/or as a result of, the distribution or loan, IPALCO’s leverage ratio does not exceed 0.67 to 1 and IPALCO’s interest coverage ratio is not less than 2.50 to 1 or, (b)(ii) if such ratios are not within the parameters, IPALCO’s senior long-term debt rating from one of the three major credit rating agencies is at least investment grade. As of December 31, 2023, and as of the filing of this report, IPALCO was in compliance with all covenants and no event of default existed.

During the years ended December 31, 2023, 2022 and 2021, IPALCO declared and paid distributions to its shareholders totaling $104.3 million, $102.0 million and $131.5 million, respectively.

Equity Transactions with Noncontrolling Interests

The Hardy Hills Solar Project has been financed with a tax equity structure, in which a tax equity investor receives a portion of the economic attributes of the facility, including tax attributes, that vary over the life of the project. On December 1, 2023, the Class B Member and the Class A Member, entered into an Equity Capital Contribution Agreement, pursuant to which each member made certain capital contributions to Hardy Hills JV. The Class A member made total contributions of $79.3 million through December 31, 2023. A noncontrolling interest was recorded by AES Indiana at the amount of cash contributed by the Class A Member.

Indianapolis Power And Light Company
Entity Information [Line Items]
Equity

9. EQUITY AND CUMULATIVE PREFERRED STOCK

Cumulative Preferred Stock

On December 30, 2022 (the “Redemption Date”), AES Indiana redeemed all of its issued and outstanding preferred stock for $60.1 million. On the Redemption Date, the Preferred Stock of each series was redeemed with all applicable premiums, plus, in each case an amount equal to all accrued dividends payable with respect to such Preferred Stock to the Redemption Date. Dividends on the Preferred Stock ceased to accrue on the Redemption Date. Upon redemption, the Preferred Stock was no longer outstanding, and all rights of the holders thereof as shareholders of AES Indiana ceased to exist, except for the right to payment of the redemption price. AES Indiana recorded a charge of $0.3 million on the redemption for the difference between the carrying value and redemption value of the preferred shares.

Prior to the redemption, AES Indiana had five separate series of cumulative preferred stock. Holders of the preferred stock were entitled to receive dividends at rates per annum ranging from 4.0% to 5.65%. During the years ended December 31, 2023, 2022 and 2021, total preferred stock dividends declared were $0.0 million, $3.2 million, and $3.2 million, respectively. Holders of preferred stock were entitled to two votes per share for AES Indiana matters, and if four full quarterly dividends are in default on all shares of the preferred stock then outstanding, they were entitled to elect the smallest number of AES Indiana directors to constitute a majority of AES Indiana’s Board of Directors. Based on the preferred stockholders’ ability to elect a majority of AES Indiana’s Board of Directors in this circumstance, the redemption of the preferred shares was considered to be not solely within the control of the issuer and the preferred stock was considered temporary equity and presented in the mezzanine level of the audited consolidated balance sheets in accordance with the relevant accounting guidance for non-controlling interests and redeemable securities.

Paid in Capital and Capital Stock

On December 12, 2022 and December 13, 2021, respectively, AES Indiana received equity capital contributions of $253.0 million and $275.0 million from IPALCO. The proceeds are intended primarily for funding needs related to AES Indiana’s TDSIC and replacement generation projects.

All of the outstanding common stock of AES Indiana is owned by IPALCO. AES Indiana’s common stock is pledged under the 2024 IPALCO Notes and 2030 IPALCO Notes. There have been no changes in the capital stock of AES Indiana during the three years ended December 31, 2023.

Dividend Restrictions

AES Indiana’s mortgage and deed of trust and its amended articles of incorporation contain restrictions on AES Indiana’s ability to issue certain securities or pay cash dividends. So long as any of the several series of bonds of AES Indiana issued under its mortgage remains outstanding, and subject to certain exceptions, AES Indiana is restricted in the declaration and payment of dividends, or other distribution on shares of its capital stock of any class, or in the purchase or redemption of such shares, to the aggregate of its net income, as defined in the mortgage, after December 31, 1939. In addition, pursuant to AES Indiana’s articles, no dividends may be paid or accrued, and no other distribution may be made on AES Indiana’s common stock unless dividends on all outstanding shares of AES Indiana preferred stock have been paid or declared and set apart for payment. As of December 31, 2023, and as of the filing of this report, AES Indiana was in compliance with these restrictions.

Additionally, all of AES Indiana’s preferred stock was redeemed on December 30, 2022 (see “Cumulative Preferred Stock” above for further details).

AES Indiana is also restricted in its ability to pay dividends if it is in default under the terms of its Credit Agreement and $300 million Term Loan Agreement, which could happen if AES Indiana fails to comply with certain covenants. These covenants, among other things, require AES Indiana to maintain a ratio of total debt to total capitalization not in excess of 0.67 to 1. As of December 31, 2023, and as of the filing of this report, AES Indiana was in compliance with all covenants and no event of default existed.

During the years ended December 31, 2023, 2022 and 2021, AES Indiana declared dividends to its shareholder totaling $140.2 million, $127.2 million, and $155.7 million, respectively.

Equity Transactions with Noncontrolling Interests

The Hardy Hills Solar Project has been financed with a tax equity structure, in which a tax equity investor receives a portion of the economic attributes of the facility, including tax attributes, that vary over the life of the project. On December 1, 2023, the Class B Member and the Class A Member, entered into an Equity Capital Contribution Agreement, pursuant to which each member made certain capital contributions to Hardy Hills JV. The Class A member made total contributions of $79.3 million through December 31, 2023. A noncontrolling interest was recorded by AES Indiana at the amount of cash contributed by the Class A Member.